Performance	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Performance	PerformanceRevenue
Millicom’s revenue comprises sale of services from its mobile business (including Mobile Financial Services - MFS) and its fixed and other services, as well as related devices and equipment. Recurring revenue consists of monthly subscription fees, airtime and data usage fees, interconnection fees, roaming fees, TV services, B2B contracts, MFS commissions and fees from other telecommunications services such as data services, short message services and other value added services. See section B.3. for details.
Accounting for revenue
Revenue is recognized at an amount that reflects the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer.
The determination of whether or not the Group acts as principal or as an agent, when there is one or several performance obligations and the determination of the standalone selling price for contracts that involve more than one performance obligation may require significant judgment, such as when the selling price of a good or service is not readily observable. The Group determines the standalone selling price of each performance obligation in the contract in accordance to the prices that the Group would apply when selling the same services and/or telephone and equipment included in the obligation to a similar customer on a standalone basis. When standalone selling price of services and/or telephone and equipment are not directly observable, the Group maximizes the use of external input and uses the expected cost plus margin approach to estimate the standalone selling price.
The Group applies the following practical expedients foreseen in IFRS 15:
•No financial component adjustment to the transaction price whenever the period between the transfer of a promised good or service to a customer and the associated payment is one year or less; when the period is more than one year the financing component is adjusted, if material.
•Disclosure of the transaction price allocated to unsatisfied performance obligations only for contracts that have an original expected duration of more than one year (e.g. unsatisfied performance obligations for contracts that have an original duration of one year or less are not disclosed).
•If the consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e, if billing corresponds to accounting revenue), the price allocated to unsatisfied performance obligations is not disclosed.
•Recognition of the incremental costs of obtaining a contract as an expense when incurred, if the amortization period of the asset that otherwise would have been recognized is one year or less.
A summary of the timing for revenue recognition from contracts with customers, is disclosed in Note B.3. and further detailed below.
Post-paid connection fees are derived from the payment of a non-refundable / one-time fee charged to customer to connect to the network (e.g. connection / installation fee). Usually,they do not represent a distinct good or service and do not give rise to a separate performance obligation and therefore revenue is recognized over the minimum contract duration. If the fee is paid by a customer without having to pay this fee again over his tenure with the Group (e.g. the customer can readily extend his contract without having to pay the same fee again), it is accounted for as a material right with revenue recognized over the customer retention period.
Post-paid mobile / cable subscription fees are recognized over the relevant enforceable/subscribed service period (recurring monthly access fees that do not vary based on usage). The service provision is usually considered as a series of distinct services that have the same pattern of transfer to the customer. Remaining unrecognized subscription fees, which are not refunded to the customers, are fully recognized once the customer has been disconnected. Customer premise equipment (CPE), provided to customers as a prerequisite to receive the subscribed Home services until return at the end of the contract duration, do not provide benefit to the customer on their own as they do not give rise to separate performance obligations and therefore are accounted for as part of the service provided to the customers.
Bundled offers are considered arrangements with multiple deliverables or elements, which can lead to the identification of separate performance obligations. Revenue is recognized in accordance with the transfer of goods or services to customers in an amount that reflects the relative transaction price of the performance obligation.
Prepaid scratch / SIM cards are services where customers purchase a specified amount of airtime or other credit in advance. Revenue is recognized as the credit is used. Unused credit is carried in the statement of financial position as a contract liability, upon expiration of the validity period (when the portion of the contract liability relating to the expiring credit is recognized as revenue as there is no longer an obligation to provide those services).
Principal-Agent, some arrangements involve two or more unrelated parties that contribute to providing a specified good or service to a customer. In these instances, the Group determines whether it has promised to provide the specified good or service itself (as a principal) or to arrange for those specified goods or services to be provided by another party (as an agent). For example, performance obligations relating to services provided by third-party content providers (i.e., mobile Value Added Services or “VAS”) or service providers (i.e., wholesale international traffic) where the Group neither controls a right to the provider’s service nor controls the underlying service itself are presented net because the Group is acting as an agent. The Group generally acts as a principal for other types of services where the Group is the primary obligor of the arrangement. In cases the Group determines that it acts as a principal, revenue is recognized in the gross amount, whereas in cases the Group acts as an agent revenue is recognized in the net amount.
Revenue from provision of Mobile Financial Services (MFS), such as commissions on peer to peer transfers, is generally recognized once the primary service has been provided to the customer. Revenue from interest earned on loans granted to customers are recognised over the period of the loan and are based on effective interest rates, with loan origination fees being treated as an adjustment to the effective interest rate.
Telephone and equipment sales are recognized as revenue once the customer obtains control of the good, that is, when the customer has the ability to direct the use and obtain substantially all of the remaining benefits from that good.
Revenue from the sale of cables, fiber, wavelength or capacity contracts, when part of the ordinary activities of the operation, is recognized as recurring revenue. Revenue is recognized when the cable, fiber, wavelength or capacity has been delivered to the customer, based on the amount expected to be received from the customer.
Revenue from operating lease of tower space is recognized on a straight-line basis over the period of the underlying lease contracts. Finance leases revenue is apportioned between lease of tower space and interest income.

Revenue from contracts with customers from continuing operations:

		2023	2022	2021
$ millions	Timing of revenue recognition	Group	Group	Group
Mobile	Over time	2,949	2,916	1,963
Mobile Financial Services	Point in time	44	40	37
Fixed and other services	Over time	2,192	2,145	1,938
Other	Over time	65	69	60
Service Revenue		5,250	5,171	3,997
Telephone and equipment	Point in time	411	454	263
Revenue from contracts with customers		5,661	5,624	4,261
Expenses
The various costs and expenses incurred by the Group can be summarized as presented below. The Group recognizes and categorizes expenses by their nature as either 'equipment, programming and other direct costs' which are those more directly related to the generation of revenue or as '(Other) operating expenses and income' which are rather indirect costs. As a result, 'equipment, programming and other direct costs' specifically excludes the following costs/expense which are further detailed below and elsewhere in the consolidated financial statements:
•'Operating expenses, net' further detailed below;
•Depreciation and amortization, which are further detailed in Notes E.1.3. ‘Movements in intangible assets’, E.2.2. ‘Movements in tangible assets’ and E.3. ‘Right of use assets’.
•‘Other operating income (expenses), net’, also further detailed below.
Equipment, programming and other direct costs

	2023	2022	2021
	(US$ millions)
Cost of telephone, equipment and other accessories	(386)	(425)	(256)
TV Content and data costs	(349)	(361)	(320)
Voice airtime and transmission costs	(234)	(261)	(202)
Bad debt and obsolescence cost	(141)	(124)	(86)
Call center costs	(72)	(84)	(90)
Transmission and other costs	(19)	(17)	(47)
Other costs	(306)	(234)	(196)
Equipment, programming and other direct costs	(1,507)	(1,506)	(1,197)

Operating expenses, net
Operating expenses incurred by the Group can be summarized as follows.

	2023	2022	2021
	(US$ millions)
Marketing expenses	(536)	(570)	(450)
Site and network maintenance costs	(322)	(310)	(233)
Employee related costs (B.4.)	(614)	(494)	(474)
External and other services	(281)	(251)	(164)
Other operating expenses	(290)	(266)	(224)
Operating expenses, net	(2,043)	(1,890)	(1,546)

Other operating income (expenses), net
The other operating income and expenses incurred by the Group can be summarized as follows:

	Notes	2023	2022	2021
		(US$ millions)
Impairment of intangible assets and property, plant and equipment	E.1., E.2.	(3)	(7)	(6)
Gain (loss) on disposals of intangible assets and property, plant and equipment		6	1	5
Reverse earn-out in respect of Zantel's acquisition (i)		—	2	11
Gain (loss) on disposal of equity investments (ii)		—	—	(15)
Other income (expenses) (iii)		8	2	10
Other operating income (expenses), net		10	(2)	5
(i)     In January 2022, Millicom received $11 million from Etisalat as earn-out income related to the purchase of Zantel in 2015. This settlement was considered as an adjusting event and recorded in 'other operating income' in the 2021 statement of income.
(ii) In June 2021, Millicom disposed of its entire stake in Helios Towers plc for a total net consideration of $163 million, triggering a net loss on disposal of $15 million recorded in the statement of income under ‘other operating income (expenses), net’. The changes in fair value prior to the disposal were shown under "Other non-operating (expenses) income, net".
(iii) In 2021, other income (expenses) can be mainly attributed to social obligations spectrum liability derecognition in Paraguay of $4 million and reversal provision related to Ghana of $4 million. In 2023 other income is mainly attributed to contract lease modification in Colombia for $2 million and social obligation spectrum liability derecognition in Paraguay for $3 million.
B.2.1. Accounting for equipment, programming and other direct costs and operating expenses
Equipment, programming and other direct costs
Equipment, programming and other direct costs is recorded on an accrual basis.
Incremental costs of obtaining a contract
Incremental costs of obtaining a contract, including dealer commissions, are capitalized as Contract Costs in the statement of financial position and amortized in operating expenses over the expected benefit period, which is based on the average duration of contracts with customer (see practical expedient in note B.1.1.).
Segmental information
As further detailed in the Introduction note, Millicom operates in a single region (Latin America), and more specifically in the following countries: Guatemala, Colombia, Panama, Honduras, Bolivia, Paraguay, El Salvador, Nicaragua and Costa Rica.
During the latter half of 2023, Millicom implemented significant organizational changes to focus on driving profitable growth with a leaner corporate structure. The Group also adopted a decentralized approach to streamline decision-making processes and enhance agility to improve profitability and shareholder value. To that end, the General Managers of the operations, which primarily reported to the Group Chief Operating Officer (COO), now directly report to the Group President and COO in the case of Guatemala and Colombia and to the Group Chief Commercial and Technology Officer in the case of the rest of the operations, who, together with the Group Chief Executive Officer (CEO) and Group Chief Financial Officer (CFO) form the ‘Chief Operating Decision Maker’ (“CODM”).
Due to these organizational changes, and considering the information now being reviewed by the CODM to assess performance and allocate resources, Millicom's operating segments were redefined to align with its countries of operation. The Honduras joint venture - and Guatemala's joint venture up to November 12, 2021 when the acquisition of the remaining 45% equity interest was completed - is reviewed by the CODM in a similar manner as for the Group’s controlled operations and is therefore also shown as a separate operating segment at 100%. However, these amounts are subsequently eliminated in order to reconcile with the Group consolidated numbers, as shown in the reconciliations below.
Management evaluates performance and makes decisions about allocating resources to the Group's operating segments based on financial measures, such as revenue, including service revenue, and EBITDA. Capital expenditures are also a significant aspect for management and in the telecommunication industry as a whole. Management believes that service revenue and EBITDA are essential financial indicators for the CODM and investors. These measures are particularly valuable for evaluating performance over time. Management utilizes service revenue and EBITDA when making operational decisions, allocating resources, and conducting internal comparisons against historical performance and competitor benchmarks. Additionally, these metrics provide deeper insights into the Group's operating performance. Millicom's Remuneration Committee also employs service revenue and EBITDA when assessing employees' performance and compensation, including that of the Group's executives. A reconciliation of service revenue to revenue and EBITDA to profit before taxes is provided below.
Before the organizational changes in the second half of 2023, the Group reported a single segment, the Group Segment. But with the new structure in place and considering the information now being reviewed by the CODM as described above, it has revised its segment presentation and information for all periods presented to separately disclose the Group's operating and reportable segments.
Capital expenditures are reconciled with notes E.1. and E.2..
Revenue, Service revenue, EBITDA, capital expenditures and other segment information for the years ended December 31, 2023, 2022 and 2021, are shown on the below:

December 31, 2023	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other reportable segments (v)	Total for reportable segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,339	1,268	669	601	572	544	847	5,842	(591)	5,250
Telephone and equipment revenue	225	45	50	11	39	24	55	450	(39)	411
Revenue	1,564	1,313	719	613	612	568	902	6,292	(631)	5,661
Inter-segment revenue	8	3	2	—	5	3	7	28	n/a	n/a
Revenue from external customers	1,556	1,311	717	613	607	565	895	6,264	n/a	n/a
EBITDA(ii)	807	420	296	224	272	236	352	2,609	(498)	2,111
Capital expenditures (iii)	183	161	100	92	103	97	148	883	(73)	809
(i)     Service revenue is revenue related to the provision of ongoing services such as monthly subscription fees for mobile and broadband, airtime and data usage fees, interconnection fees, roaming fees, mobile finance service commissions and fees from other telecommunications services such as data services, short message services, installation fees and other value-added services excluding telephone and equipment sales.
(ii)    EBITDA is operating profit excluding impairment losses, depreciation and amortization and gains/losses on the disposal of fixed assets.
(iii)    Capital expenditures correspond to additions of property, plant and equipment, as well as operating intangible assets, excluding spectrum and licenses. The Group capital expenditure additions can be reconciled with notes E.1.3.. and E.2.2.for amounts of $116 million and $693 million respectively (2022: $150 million and $823 million, respectively).
(iv)    Includes intercompany eliminations, unallocated items and Honduras as a joint venture.
(v)    Includes our operations in El Salvador, Nicaragua and Costa Rica.

December 31, 2022	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other reportable segments (v)	Total for reportable segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,373	1,253	624	608	549	530	801	5,739	(568)	5,171
Telephone and equipment revenue	245	83	27	13	37	26	60	491	(37)	454
Revenue	1,618	1,335	651	621	586	556	861	6,230	(605)	5,624
Inter-segment revenue	8	4	2	—	4	2	7	28	n/a	n/a
Revenue from external customers	1,611	1,331	649	621	582	554	854	6,202	n/a	n/a
EBITDA(ii)	857	404	298	242	262	245	330	2,638	(409)	2,228
Capital expenditures (iii)	197	277	106	124	78	107	138	1,028	(55)	973

December 31, 2021	Guatemala	Colombia	Panama	Bolivia	Honduras	Paraguay	Other reportable segments (v)	Total for reportable segments	Inter-segment and other eliminations(iv)	Total Group
	(US$ millions)
Service revenue(i)	1,365	1,319	608	612	548	526	762	5,739	(1,741)	3,997
Telephone and equipment revenue (i)	236	95	25	12	41	30	66	503	(240)	263
Revenue	1,601	1,414	633	623	589	555	827	6,242	(1,982)	4,261
Inter-segment revenue	7	4	2	—	4	2	8	27	n/a	n/a
Revenue from external customers(ii)	1,593	1,409	631	623	586	553	820	6,216	n/a	n/a
EBITDA(ii)	857	441	281	249	259	242	310	2,640	(1,123)	1,517
Capital expenditures (iii)	197	318	128	119	81	114	154	1,111	(188)	922
Reconciliation of EBITDA for reportable segments to the Group Profit before taxes:

(US$ millions)	2023	2022	2021
EBITDA for reportable segments	2,609	2,638	2,640
Depreciation	(978)	(999)	(804)
Amortization	(360)	(345)	(310)
Share of profit in joint venture	42	32	210
Other operating income (expenses), net	10	(2)	5
Interest and other financial expenses	(712)	(617)	(495)
Interest and other financial income	28	18	23
Revaluation of previously held interests in Guatemala	—	—	670
Other non-operating (expenses) income, net	36	(78)	(49)
Profit (loss) from other joint ventures and associates, net	(3)	—	(40)
Honduras as joint venture	(272)	(262)	(259)
Unallocated expenses and other reconciling items (i)	(225)	(148)	(864)
Profit before taxes from continuing operations	175	238	728
(i) The unallocated expenses are primarily related to centrally managed costs.
People
Number of permanent employees

	2023	2022	2021
Subsidiaries (i)	15,742	18,534	19,749
Joint ventures (ii)	785	912	938
Total	16,527	19,446	20,687
(i)    Emtelco (subsidiary of UNE EPM Telecomunicaciones S.A.) headcount are excluded from this disclosure and any internal reporting because their costs are classified as direct costs and not employee related costs. Includes Guatemala for 2021.
(ii)    Only Honduras for 2023, 2022 and 2021.

	Notes	2023	2022	2021
		(US$ millions)
Wages and salaries		(463)	(372)	(361)
Social security		(73)	(69)	(66)
Share based compensation	B.4.1.	(52)	(29)	(16)
Pension and other long-term benefit costs	B.4.2.	(3)	(2)	(6)
Other employees related costs		(24)	(22)	(25)
Total		(614)	(494)	(474)
Restructuring Costs
Millicom is currently implementing a cost reduction project called 'Everest' with a focus on efficiency improvements. In 2023, Millicom recorded $87 million of severance costs and other redundancies (including the acceleration of share-based compensation and consulting costs related to this cost reduction project)..
Share-based compensation
1.Equity-settled
Millicom shares granted to management and key employees includes share-based compensation in the form of long-term share incentive plans. Since 2016, Millicom has two types of annual plans, a performance share plan (PSP) and a deferred share plan (DSP). The different plans are further detailed below.
Cost of share-based compensation

	2023	2022	2021
	(US$ millions)
2019 incentive plans	—	—	3
2020 incentive plans	—	(3)	(3)
2021 incentive plans	(10)	(11)	(17)
2022 incentive plans	(10)	(15)	—
2023 incentive plans	(32)	—	—
Total share based compensation	(52)	(29)	(17)
Deferred share plan
As from the 2019 plan, shares vest at a rate of 30% on January 1 of each of year one and two, and the remaining 40% on January 1 of year three. Vesting is conditional upon the participant remaining employed with Millicom at each vesting date. The cost of this long-term incentive plan, which is not conditional on performance conditions, is calculated as follows: Fair value (share price) of Millicom’s shares at grant date x number of shares expected to vest.
Performance share plan (up to the 2020 plan)
Shares granted under this performance share plan vest at the end of the three-year period, subject to performance conditions, 25% based on Relative Total Shareholder Return (“Relative TSR”), 25% based on the achievement of the Service Revenue target measured on a 3-year CAGRs from year one to year three of the plan (“Service Revenue”) and 50% based on the achievement of the Operating Free Cash Flow (“Operating Free Cash Flow”) target measured on a 3-year CAGRs from year one to year three of the plan. From 2020 onwards, the Operating Free Cash Flow target has been redefined to consider payments made in respect of leases. As a result, the target is since then the Operating Free Cash Flow after Leases ("OFCFaL").
Performance share plan (for plans issued from 2021)
Shares granted under this performance share plan generally follow the same rules as for previous performance share plans. However, for LTI 2021 plan, Millicom had added a time vesting Restricted Stock Units (“RSU’s”)(LTI 2021: 35%) that will be vesting at the end of three years depending on satisfactory service condition. RSU's have been removed from the plan rules from 2022. For LTI 2023 plan, Millicom had added an environmental, social and governance metric ("ESG") (LTI 2023: 10%).
The Service Revenue (LTI 2023: 30%; LTI 2022: 30%; LTI 2021: 15%) and Operating Cash Flow after Leases ("OCFaL") (LTI 2023: 50%; LTI 2022: 50%; LTI 2021: 30%) performance conditions are no longer measured based on a CAGR but on the actual cumulative achievement against the 3-year cumulative targets to better reflect the performance over the three-year period rather than simply the end point as is the case with a CAGR target. The Relative TSR (LTI 2023: 10%; LTI 2022: 20%; LTI 2021: 20%) is measured over the 10 trading days before / after December 31 of the last year of the corresponding three-year measurement period.
Assumptions and fair value of the shares under the TSR portion(s)
For the performance share plans, and in order to calculate the fair value of the TSR portion of those plans, it is necessary to make a number of assumptions which are set out below. The assumptions have been set based on an analysis of historical data as at grant date.

	Risk-free rate %	Dividend yield %	Share price volatility(i) %	Award term (years)	Share fair value (in US$)
Performance share plan 2023 (Relative TSR)	4.66	0.00	52.88	2.82	31.13
Performance share plan 2022 (Relative TSR)	2.01	0.00	47.94	2.80	29.12
Performance share plan 2021 (Relative TSR)	0.29	1.28	46.28	2.82	52.99
Performance share plan 2020 (Relative TSR)	0.61	1.47	24.54	2.93	55.66
Performance share plan 2019 (Relative TSR)	(0.24)	3.01	26.58	2.93	49.79
(i) Historical volatility retained was determined on the basis of a three-year historic average.
The cost of the long-term incentive plans which are conditional on market conditions is calculated as follows: Fair value (market value) of shares at grant date (as calculated above) x number of shares expected to vest.
The cost of these plans is recognized, together with a corresponding increase in equity (equity settled transaction reserve), over the period in which the performance and/or employment conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award. Adjustments are made to the expense recorded for forfeitures, mainly due to management and employees leaving Millicom. Non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest.
No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition (such as the Relative TSR). These are treated as vested, regardless of whether or not the market conditions are satisfied, provided that all other performance conditions are satisfied. Where the terms of an equity-settled award are modified, as a minimum an expense is recognized as if the terms had not been modified. In addition, an expense is recognized for any modification that increases the total fair value of the share based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.
Plan awards and shares expected to vest

	2023 plans		2022 plans		2021 plans		2020 plans
	PSP	DSP	PSP	DSP	PSP	DSP	PSP	DSP
			(number of shares)
Initial shares granted	818,842	2,375,143	306,641	865,862	451,363	536,890	341,897	370,131
Additional shares granted(i)	—	—	—	47,588	—	5,824	—	5,928
Effect of the Right Offering(ii)	—	—	83,926	227,947	115,575	93,375	20,862	32,526
Revision for forfeitures	(101,108)	(51,309)	(52,623)	(54,595)	(63,624)	(45,747)	—	(41,791)
Total before issuances	717,734	2,323,834	337,944	1,086,802	503,314	590,342	362,759	366,794
Shares issued in 2020	—	—	—	—	—	—	—	(3,571)
Shares issued in 2021	—	—	—	—	(1,121)	(5,760)	—	(113,653)
Shares issued in 2022	—	—	—	(13,957)	(2,071)	(160,596)	—	(100,362)
Shares issued in 2023	(31,124)	(354,331)	(29,885)	(476,256)	(120,419)	(234,157)	—	(149,208)
Performance conditions not met	—	—	—	—	—	—	(362,759)	—
Shares still expected to vest	686,610	1,969,503	308,059	596,589	379,703	189,829	—	—
Estimated cost over the vesting period (US$ millions)	11	42	6	20	18	19	—	—
(i)    Additional shares granted represent grants made for new joiners and/or as per CEO contractual arrangements.
(ii)     In 2022, as per plan rules, additional shares have been granted to all participants for unvested plans as a result of the effect of the right offering (see note C.1. ).

2.Cash-settled
In 2021, and in the light of the impact on future LTI awards as a consequence of the impact of COVID-19 on the Group's business, the Board awarded a one-time Retention Plan to a selected group of executives, including the CEO and CFO. The plan is based on Market Stock Units (“MSU”) and is a performance-based scheme where the outcome is dependent on the share price at the time of vesting. The number of MSUs granted to each participant was determined on the basis of a share price at inception of $33.83 for Tranche 2022 and $36.90 for Tranche 2023 (targets consider that Millicom share price at grant date - $30.75 - would appreciate 10% for Tranche 2022 and 20% for tranche 2023 from the grant price). The aforementioned share prices and number of units granted have been amended as a result of the effect of the right offering (see note C.1. ). At the vesting date, the value of the MSU were determined by the 30-trading day average share price ended on September 30, 2022 for Tranche 2022, and the 30-trading day average share price ended on June 30, 2023 for Tranche 2023. For each Tranche, the payment is made in cash 12 months after those dates, provided the participant is still employed (subject to limited allowances for good leavers). For every participant, payment is capped at 150% of their Target MSU Award Value set up for each Tranche. Participants of the Retention Plan were required to forfeit their awards under the LTI plans 2019 and 2020 in respect of the Financial targets (Service Revenue and Operating Cash flow growths), provided that the TSR component will continue to be active for these schemes. During 2023, Tranche 2022 has been paid out to participants for a total cash amount of $1.15 million.

The MSU is a cash-settled share-based payment plan and Millicom measures the services acquired over the relevant service period and the liability incurred at the fair value of the liability. Until the liability is settled, Millicom is required to remeasure the fair value of the liability at the end of each reporting period and at the date of settlement, with any changes in value recognised the statement of income.
As of December 31, 2023 and 2022, the fair value of the liability amounts to $1 million and $2 million, respectively, and was determined by using Millicom's share price (using a Black-Scholes model would not result in material differences). The related cost for the years ended December 31, 2023 and 2022, amounts to an expense of $1 million (as a result of the share price decrease over the year) and a credit of $1 million, respectively.
Pension and other long-term employee benefit plans
Pension plans
The pension plans apply to employees who meet certain criteria (including years of service, age and participation in collective agreements).
Pension and other similar employee related obligations can result from either defined contribution plans or defined benefit plans. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity and no further payment obligations exist once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as assets to the extent that a cash refund or a reduction in future payments is available.
Defined benefit pension plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in the statement of financial position in respect of the defined benefit pension plan is the present value of the defined benefit obligation at the statement of financial position date less the fair value of plan assets, together with adjustments for unrecognized actuarial gains or losses and past service costs. The defined benefit obligation is calculated annually by independent actuaries. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using an appropriate discount rate based on maturities of the related pension liability. Re-measurement of net defined benefit liabilities are recognized in other comprehensive income and not reclassified to the statement of income in subsequent years. Past service costs are recognized in the statement of income on the earlier of the date of the plan amendment or curtailment, and the date that the Group recognizes related restructuring costs. Net interest is calculated by applying the discount rate to the net defined benefit asset/liability.
Long-service plans
Long-service plans apply for Colombian subsidiary UNE employees with more than five years of service whereby additional bonuses are paid to employees that reach each incremental length of service milestone (from five to 40 years).
Termination plans
UNE has a number of employee defined benefit plans. The level of benefits provided under the plans depends on collective employment agreements and Colombian labor regulations. There are no defined assets related to the plans, and UNE make payments to settle obligations under the plans out of available cash balances.
At December 31, 2023, the defined benefit obligation liability amounting to $51 million (2022: $37 million), increased mainly related to interest cost ($5 million) and currency translation effect ($10 million), and payments expected in the plans in future years totals $100 million (2022: $77 million). The average duration of the defined benefit obligation at December 31, 2023 is 4 years (2022: 4 years). The termination plans apply to employees that joined UNE prior to December 30, 1996. The level of payments depends on the number of years in which the employee has worked before retirement or termination of their contract with UNE.
Except for the UNE pension plan described above, there are no other significant defined benefits plans in the Group.Directors and executive management
The remuneration of the members of the Board of Directors comprises an annual fee and shares. Director remuneration is proposed by the Nomination Committee and approved by the shareholders at their Annual General Meeting (AGM).
Remuneration charge for the non-executive Directors of the Board (gross of withholding tax)

	2023	2022	2021
	(US$ ’000)
Chairperson	315	315	300
Other non-executive directors of the Board	1,360	1,408	1,338
Total (i)	1,675	1,723	1,638

Shares beneficially owned by the non-executive Directors

	2023	2022
	(number of shares)
Chairperson	—	43,891
Other non-executive directors of the Board	94,718	152,298
Total (i)	94,718	196,189
(i)Cash compensation is denominated in USD. Share based compensation is based on the market value of Millicom shares on the corresponding AGM date (2023: in total 42,141shares; 2022: in total 41,167 shares; 2021: in total 24,737 shares. Net remuneration comprised 75% in shares and 25% in cash (SEK) (2022: 73% in shares and 27% in cash; 2021: 73% in shares and 27% in cash).
The remuneration of executive management of Millicom comprises an annual base salary, an annual bonus, share based compensation, social security contributions, pension contributions and other benefits. Bonus and share based compensation plans (see note B.4.1.) are based on actual and future performance. Share based compensation is granted once a year by the Compensation and Talent Committee of the Board. If the employment of Millicom’s senior executives is terminated, severance of up to 12 months’ salary is potentially payable.
The annual base salary and other benefits of the Chief Executive Officer (CEO) and the Executive Vice Presidents (Executive team) are proposed by the Compensation and Talent Committee and approved by the Board.
Remuneration charge for the Executive Team

	Mr. Mauricio Ramos	Mr. Sheldon Bruha	Other Executive Team Members (6 members) (i)
	(US$ ’000)
2023
Base salary	1,225	644	3,034
Bonus	1,249	493	1,525
Pension	293	173	727
Other benefits	88	140	301
MSU (amount earned)	—	—	—
Termination benefits	—	—	804
Total before share based compensation	2,856	1,450	6,391
Share based compensation(ii)	11,831	2,449	7,383
Total	14,687	3,898	13,774

	Mr. Mauricio Ramos	Mr. Sheldon Bruha	Mr. Tim Pennington	Other Executive Team Members (5 members) (i)
	(US$ ’000)
2022
Base salary	1,216	598	581	2,883
Bonus	1,650	541	—	2,044
Pension	287	144	87	663
Other benefits	82	67	40	312
MSU (amount earned)	373	—	67	174
Termination benefits	—	—	877	—
Total before share based compensation	3,608	1,351	1,653	6,076
Share based compensation(ii)	5,567	688	888	4,927
Total	9,175	2,039	2,540	11,004

	Mr. Mauricio Ramos	Mr. Tim Pennington	Other Executive Team Members (5 members) (i)
	(US$ ’000)
2021
Base salary	1,185	708	2,783
Bonus	2,164	969	2,718
Pension	284	106	652
Other benefits	88	46	791
MSU (amount earned)	991	198	545
Total before share based compensation	4,712	2,027	7,489
Share based compensation(ii)	7,914	1,652	5,383
Total	12,626	3,679	12,872
(i)    'For 2023, 'Other Executives' includes compensation paid to Mr. Maxime Lombardini (who joint the Group in September 2023). For 2023, 2022 and 2021, Other Executives' includes also compensation paid to Mr. Esteban Iriarte, former Chief Operating Officer (departed in May, 2023) and Ms Susy Bobenrieth (departed in December, 2023).
(ii)    See note B.4.1. for further details on share-based compensation. Calculated based on the closing Millicom share price on the Nasdaq in the US at the grant date. 1,132,654 and 916,219 were awarded in 2023 to Mauricio Ramos, Sheldon Bruha and the Executive Team (2022: 290,049 and 338,171, respectively; 2021: 196,904 and 211,578, respectively).

Share ownership and unvested share awards granted from Company equity plans to the Executive team

	CEO	Executive team	Total
	(number of shares)
2023
Share ownership (vested from equity plans and otherwise acquired)	459,948	259,694	719,642
Share awards not vested	1,082,451	490,736	1,573,187
2022
Share ownership (vested from equity plans and otherwise acquired)	426,607	297,061	723,668
Share awards not vested	519,006	593,765	1,112,771
Other non-operating (expenses) income, net
Non-operating items mainly comprise changes in fair value of derivatives and the impact of foreign exchange fluctuations on the results of the Group.

	Note	2023	2022	2021
		(US$ millions)
Change in fair value of derivatives	C.7.2.	4	12	3
Change in fair value in investment in Milvik (i)		—	(6)	—
Change in fair value in investment in HT (ii)	C.7.3.	—	—	18
Change in value of call option asset and put option liability (iii)	C.7.4.	(2)	(1)	(31)
Exchange gains (losses), net		31	(84)	(42)
Other		3	1	2
Total other non-operating (expenses) income, net		36	(78)	(49)
(i) (Milvik) Please see note A.3.
(ii) In June 2021, Millicom disposed of its entire stake in Helios Towers (HT) for a total net consideration of $163 million, triggering a net loss on disposal of $15 million recorded in the statement of income under ‘other operating income (expenses), net’. The changes in fair value prior to the disposal were shown under "Other non-operating (expenses) income, net"
(iii) Until June 29, 2022, date on which the non-controlling shareholders of Tigo Panama exercised their put option right to sell their remaining 20% shareholding to Millicom (see note A.1.2.).
Foreign exchange gains and losses
Transactions denominated in a currency other than the functional currency are translated into the functional currency using exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions, and on translation of monetary assets and liabilities denominated in currencies other than the functional currency at year-end exchange rates, are recognized in the consolidated statement of income, except when deferred in equity as qualifying cash flow hedges.TaxationIncome tax expense
Tax mainly comprises income taxes of subsidiaries and withholding taxes on intra-group dividends and royalties for use of Millicom trademarks and brands. Millicom operations are in jurisdictions with income tax rates of 10% to 35% levied on either revenue or profit before income tax (2022: 10% to 35%; 2021: 10% to 35%). Income tax relating to items recognized directly in equity is also recognized in equity.
Income tax charge

	2023	2022	2021
	(US$ millions)
Income tax (charge) credit
Withholding tax	(81)	(70)	(56)
Other income tax relating to the current year	(170)	(165)	(106)
Adjustments in respect of prior years	(10)	(39)	(13)
Total	(261)	(274)	(175)
Deferred tax (charge) credit
Origination and reversal of temporary differences	44	168	72
Effect of change in tax rates	1	—	29

Tax income (expense) before valuation allowances	45	168	101
(Increase)/decrease in unrecognised deferred tax assets and impairment(i)	(209)	(114)	(81)
Total	(164)	54	20
Adjustments in respect of prior years	1	(2)	(3)
	(163)	52	17
Tax (charge) credit on continuing operations	(424)	(222)	(158)
Tax (charge) credit on discontinuing operations	—	(3)	(31)
Tax expense	(424)	(225)	(189)
(i) Mainly due to the impairment of tax credits and deferred tax assets, resulting from the application of IAS12 over their recognition.
Reconciliation between the tax expense and tax at the weighted average statutory tax rate is as follows:
Income tax calculation

	2023			2022			2021
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
	(US$ millions)
Profit before tax	175	4	179	238	116	354	728	3	731
Tax at the weighted average statutory rate	(27)	(1)	(28)	(47)	(27)	(74)	(153)	(1)	(154)
Effect of:
Items taxed at a different rate	10	—	10	37	—	37	9	—	9
Change in tax rates on deferred tax balances	1	—	1	—	—	—	29	—	29
Expenditure not deductible and income not taxable	(121)	1	(120)	1	26	27	83	(4)	79
Unrelieved withholding tax	(80)	—	(80)	(68)	—	(68)	(55)	—	(55)
Accounting for associates and joint ventures	13	—	13	9	—	9	41	—	41
Movement in deferred tax on unremitted earnings	(2)	—	(2)	1	—	1	(15)	—	(15)
Unrecognized deferred tax assets and impairment of deferred tax assets	(209)	—	(209)	(114)	(2)	(116)	(138)	(6)	(144)
Recognition of previously unrecognized deferred tax assets	—	—	—	—	—	—	57	—	57
Adjustments in respect of prior years	(9)	—	(9)	(41)	—	(41)	(16)	(20)	(36)
Tax expense	(424)	—	(424)	(222)	(3)	(225)	(158)	(31)	(189)
Weighted average statutory tax rate	15.4%		15.6%	19.7%		20.9%	21.0%		21.1%
Effective tax rate	242.3%		236.9%	93.3%		63.6%	21.7%		25.9%
Tax expense increase from December 31, 2022, is mainly due to the impairment of tax credits and deferred tax assets in Colombia, resulting from the application of IAS12 over their recognition.
Current tax assets and liabilities Current tax assets and liabilities for current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rate and tax laws used to compute the amount are those enacted or substantively enacted by the statement of financial position date.
B.6.3. Deferred tax
Deferred tax is calculated using the liability method on temporary differences at the statement of financial position date between the tax base of assets and liabilities and their carrying amount for financial reporting purposes.
Deferred tax liabilities are recognized for all taxable temporary differences, except where the deferred tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither accounting, nor taxable profit or loss.
Deferred tax assets are recognized for all temporary differences including unused tax credits and tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, except where the deferred tax assets relate to deductible temporary differences from initial recognition of an asset or liability in a transaction that is not a business combination, and, at the time of the transaction, affects neither accounting, nor taxable profit or loss. It is probable that taxable profit will be available when there are sufficient taxable temporary differences relating to the same tax authority and the same taxable entity which are expected to reverse in the same period as the expected reversal of the deductible temporary difference.
The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to utilize them. Unrecognized deferred tax assets are reassessed at each statement of financial position date and are recognized to the extent it is probable that future taxable profit will enable the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rate expected to apply in the year when the assets are realized or liabilities settled, based on tax rates and tax laws that have been enacted or substantively enacted at the statement of financial position date. Deferred tax assets and deferred tax liabilities are offset where legally enforceable set off rights exist and the deferred taxes relate to the same taxable entity and the same taxation authority.
Deferred tax

	Fixed assets	Unused tax losses	Unremitted earnings	Other	Offset	Total
	(US$ millions)
Balance at December 31, 2021	(130)	156	(26)	(34)	—	(34)
Deferred tax assets	97	156	—	162	(235)	180
Deferred tax liabilities	(227)	—	(26)	(196)	235	(214)
Balance at December 31, 2021	(130)	156	(26)	(34)	—	(34)
Transfers to Assets Held for Sale	57	—	—	(9)	—	48
(Charge)/credit to income statement	29	(131)	1	153	—	52
Charge to Other Comprehensive Income	—	—	—	1	—	1
Exchange differences	—	(3)	—	(8)	—	(11)
Balance at December 31, 2022	(44)	22	(25)	103	—	56
Deferred tax assets	109	22	—	104	(31)	204
Deferred tax liabilities	(153)	—	(25)	(1)	31	(148)
Balance at December 31, 2022	(44)	22	(25)	103	—	56
(Charge)/credit to income statement	(92)	(24)	(2)	(47)	—	(165)
Charge to Other Comprehensive Income	—	—	—	(1)	—	(1)
Reclassification from other accounts (i)	96	—	—	—	—	96
Exchange differences	7	2	1	4	—	14
Balance at December 31, 2023	(33)	—	(26)	60	—	1
Deferred tax assets	88	—	—	64	(11)	141
Deferred tax liabilities	(121)	—	(26)	(4)	11	(140)
Balance at December 31, 2023	(33)	—	(26)	60	—	1
(i) Reclassification of certain tax credits from current tax assets to deferred tax assets in Colombia, resulting from the application of IAS12.

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	Fixed assets	Unused tax losses	Other	Total
	(US$ millions)
At December 31, 2023	122	5,623	518	6,263
At December 31, 2022	90	5,535	71	5,696
Unrecognized tax losses carryforward related to continuing operations expire as follows:

	2023	2022
	(US$ millions)
Expiry:
Within one year	1	—
Within one to five years	15	3
After five years	1,612	1,598
No expiry	3,995	3,934
Total	5,623	5,535
The Group has unrecognized tax losses in the following jurisdictions:

	2023	2022
Jurisdiction:	(US$ millions)
Luxembourg	5,108	5,197
Colombia	479	222
Sweden	16	16
Panama	12	—
The Netherlands	3	4
Bolivia	3	2
Curacao	1	94
United Kingdom	1	—
Unrecognized tax losses	5,623	5,535
The aforementioned tax losses have not been recognized due to the remote possibility of utilizing all or portion of the total amount available in application of IAS 12.
With effect from 2017, Luxembourg tax losses incurred may be carried forward for a maximum of 17 years. Losses incurred before 2017 may be carried forward without limitation of time.
At December 31, 2023, Millicom had $672 million of unremitted earnings of Millicom operating subsidiaries for which no deferred tax liabilities were recognized (2022: $640 million; 2021: $725 million). Except for intragroup dividends to be paid out of 2023 profits in 2024 for which deferred tax of $26 million (2022: $25 million; 2021 $26 million) has been provided, it is anticipated that intra-group dividends paid in future periods will be made out of profits of future periods.
B.7. Earnings per share
Basic earnings (loss) per share are calculated by dividing net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during each year.
Diluted earnings (loss) per share are calculated by dividing the net profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during each year, plus the weighted average number of dilutive potential shares.
Net profit/(loss) used in the earnings (loss) per share computation

	2023	2022	2021(ii)
	(US$ millions)
Basic and Diluted
Net profit (loss) attributable to equity holders from continuing operations	(86)	64	618
Net profit (loss) attributable to equity holders from discontinued operations	4	113	(28)
Net profit (loss) attributable to all equity holders to determine the profit (loss) per share	(82)	177	590

in thousands
Weighted average number of ordinary shares for basic earnings per share	171,397	139,049	128,571
Effect of dilutive share-based compensation plans	—	640	549
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (i)	171,397	139,690	129,120

	(U.S. dollars)
Basic
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	(0.50)	0.46	4.81
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	0.02	0.81	(0.22)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	(0.48)	1.27	4.59
Diluted
Earnings (loss) per common share for profit (loss) from continuing operations attributable to owners of the Company	(0.50)	0.46	4.79
Earnings (loss) per common share for profit (loss) from discontinued operations attributable to owners of the Company	0.02	0.81	(0.22)
Earnings (loss) per common share for profit (loss) for the period attributable to owners of the Company	(0.48)	1.27	4.57
(i) For the purpose of calculating the diluted earnings (loss) per common share, the weighted average outstanding shares used for the basic earnings (loss) per common share were increased only by the portion of the shares which have a dilutive effect on the earnings (loss) per common share. As a result, for years in which the Group has reported net loss, diluted net loss per share is the same as the basic net loss per share, because dilutive ordinary shares are not assumed to have been issued if their effect is anti-dilutive. Accordingly, 1,433 thousand potential ordinary shares as a result of share-based compensation plans were not considered in 2023 EPS as their impact was anti-dilutive.
(ii) As required by IAS 33 ‘Earnings per share’ the impact of the bonus element included within the rights offering (see note C.1. ) has been included in the calculations of the basic and diluted earnings per share for 2022 and comparative figures have been re-presented accordingly.